Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Counterparty default risk liability valuation adjustment related to derivative contracts	$ 7	$ 4